S-K 1604(c) De-SPAC Dilution	6 Months Ended
Jun. 30, 2026 CAD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 14.22
De-SPAC, Net Tangible Book Value | $	$ 319,656,916
De-SPAC, Number of Shares Used, Adjustment | shares	31,826,667
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 10.04
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	4.17
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 10.48
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 319,656,916
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	31,826,667
No Redemption [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (13,514,684)
No Redemption [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(1,770,865)
No Redemption [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 334,942,465
No Redemption [Member] | Public Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	23,000,000
No Redemption [Member] | Founder Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	7,666,667
No Redemption [Member] | Private Placement Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	660,000
No Redemption [Member] | Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	500,000
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 14.22
De-SPAC, Net Tangible Book Value | $	$ 239,191,164
De-SPAC, Number of Shares Used, Adjustment | shares	26,076,667
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 9.17
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	5.04
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 9.6
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 239,191,164
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	26,076,667
Redemption at 25 Percent of Maximum [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (13,514,684)
Redemption at 25 Percent of Maximum [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(1,770,865)
Redemption at 25 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	3,269,864
Redemption at 25 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 251,206,849
Redemption at 25 Percent of Maximum [Member] | Public Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	17,250,000
Redemption at 25 Percent of Maximum [Member] | Founder Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	7,666,667
Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	660,000
Redemption at 25 Percent of Maximum [Member] | Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	500,000
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 14.22
De-SPAC, Net Tangible Book Value | $	$ 158,725,412
De-SPAC, Number of Shares Used, Adjustment | shares	20,326,667
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 7.81
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	6.41
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 8.24
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 158,725,412
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	20,326,667
Redemption at 50 Percent of Maximum [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (13,514,684)
Redemption at 50 Percent of Maximum [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(1,770,865)
Redemption at 50 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	6,539,728
Redemption at 50 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 167,471,233
Redemption at 50 Percent of Maximum [Member] | Public Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	11,500,000
Redemption at 50 Percent of Maximum [Member] | Founder Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	7,666,667
Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	660,000
Redemption at 50 Percent of Maximum [Member] | Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	500,000
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 14.22
De-SPAC, Net Tangible Book Value | $	$ 78,259,659
De-SPAC, Number of Shares Used, Adjustment | shares	14,576,667
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.37
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	8.85
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 5.8
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 78,259,659
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	14,576,667
Redemption at 75 Percent of Maximum [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (13,514,684)
Redemption at 75 Percent of Maximum [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(1,770,865)
Redemption at 75 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	9,809,592
Redemption at 75 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 83,735,616
Redemption at 75 Percent of Maximum [Member] | Public Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	5,750,000
Redemption at 75 Percent of Maximum [Member] | Founder Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	7,666,667
Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	660,000
Redemption at 75 Percent of Maximum [Member] | Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	500,000
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ 14.22
De-SPAC, Net Tangible Book Value | $	$ (2,206,093)
De-SPAC, Number of Shares Used, Adjustment | shares	8,826,667
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ (0.25)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	14.47
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share | $ / shares	$ 0.18
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (2,206,093)
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	8,826,667
Redemption at 100 Percent of Maximum [Member] | Net Tangible Book Value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (13,514,684)
Redemption at 100 Percent of Maximum [Member] | Transaction costs [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(1,770,865)
Redemption at 100 Percent of Maximum [Member] | Settlement of Deferred Underwriting Fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	13,079,456
Redemption at 100 Percent of Maximum [Member] | Funds Released from Trust [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Public Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares
Redemption at 100 Percent of Maximum [Member] | Founder Shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	7,666,667
Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	660,000
Redemption at 100 Percent of Maximum [Member] | Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	500,000